Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 983,004	$ 141,200	¥ 2,783,843
Short-term investments	1,369,118	196,661	930,610
Prepayments and other current assets	936,109	134,464	1,064,714
Due from related parties	233,255	33,505	126,990
Total current assets	3,993,400	573,616	5,567,551
Non-current assets
Intangible assets, net	44,476	6,389	48,421
Goodwill			617,837	¥ 634,157
Long-term investments	2,516,724	361,504	1,849,043
Total non-current assets	3,018,344	433,557	2,725,085
Total assets	7,011,744	1,007,173	8,292,636
Current liabilities
Accrued expenses and other current liabilities	1,504,728	216,141	1,514,642
Due to related parties	92,210	13,245	37,298
Income tax payable	60,657	8,713	112,770
Total current liabilities	1,745,119	250,670	1,835,765
Deferred tax liabilities	82,847	11,900	110,291
Other non-current liabilities	189,231	27,182	64,185
Total non-current liabilities	272,078	39,082	174,476
Total liabilities	2,017,197	289,752	2,010,241
Shareholders' equity
Treasury stock (45,273,040 and nil shares as of December 31, 2018 and 2019, respectively)			(221,932)
Additional paid-in capital	2,649,342	380,554	2,742,893
Retained earnings	1,944,938	279,373	2,705,970
Accumulated other comprehensive income	337,773	48,518	249,304	¥ 84,206	¥ 228,145
Total shareholders' equity	4,932,278	708,477	5,476,465
Total liabilities, mezzanine equity and equity.	7,011,744	1,007,173	8,292,636
Common Class A [Member]
Shareholders' equity
Ordinary shares	69	11	74
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	21	156
Parent Company [Member]
Current assets
Cash and cash equivalents	249,586	35,851	318,546
Short-term investments	795,510	114,268
Prepayments and other current assets	141,230	20,286	16,838
Due from related parties	965,477	138,682	2,312,111
Total current assets	2,151,803	309,087	2,647,495
Non-current assets
Intangible assets, net			5
Goodwill			62,785
Long-term investments	1,007,897	144,776	628,888
Investment in subsidiaries	2,836,345	407,415	3,064,747
Total non-current assets	3,844,242	552,191	3,756,425
Total assets	5,996,045	861,278	6,403,920
Current liabilities
Accrued expenses and other current liabilities	26,583	3,819	27,128
Due to related parties	933,466	134,084	836,642
Income tax payable	34,051	4,891	33,499
Total current liabilities	994,100	142,794	897,269
Deferred tax liabilities	69,401	9,969	29,925
Other non-current liabilities	266	38	261
Total non-current liabilities	69,667	10,007	30,186
Total liabilities	1,063,767	152,801	927,455
Shareholders' equity
Treasury stock (45,273,040 and nil shares as of December 31, 2018 and 2019, respectively)			(221,932)
Additional paid-in capital	2,649,342	380,554	2,742,893
Retained earnings	1,944,938	279,373	2,705,970
Accumulated other comprehensive income	337,773	48,518	249,304
Total shareholders' equity	4,932,278	708,477	5,476,465
Total liabilities, mezzanine equity and equity.	5,996,045	861,278	6,403,920
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	69	11	74
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 21	¥ 156